Employee compensation - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	$ 75,780	$ 129,304
Direct cost of revenues
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	6,188	6,945
General and administrative
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	19,492	33,963
Research and development
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	25,298	35,504
Sales and marketing
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	22,807	47,255
Restructuring
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related payroll taxes	$ 1,995	$ 5,637